Long-term debt - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)
Senior Secured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount available	$ 60,000,000
Advance drawn amount	24,749,000	$ 18,550,000
Maximum tax credits receivable for financing related to refundable tax credits	$ 7,500,000
Maturity date	2022
Senior Secured Revolving Credit Facility | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Advance drawn amount	$ 200,000
Senior Secured Revolving Credit Facility | Canadian Or US Prime Rate Member | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage added to reference rate	0.00%	0.00%
Senior Secured Revolving Credit Facility | Canadian Or US Prime Rate Member | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage added to reference rate	0.75%	0.75%
Senior Secured Revolving Credit Facility | Bankers Acceptances Or LIBOR Rates Member | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage added to reference rate	1.00%	1.00%
Senior Secured Revolving Credit Facility | Bankers Acceptances Or LIBOR Rates Member | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage added to reference rate	2.00%	2.00%
Senior Secured Revolving Credit Facility | US Advances
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage added to reference rate	5.50%	5.50%
Senior Secured Revolving Credit Facility | Canadian Advances
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage added to reference rate	3.95%	3.95%
Prime Rate Advances
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount available	$ 60,000,000
LIBOR Advances
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount available	60,000,000
Bankers Acceptances
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount available	60,000,000
Letters Of Credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount available	$ 2,500,000